Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Intangible Assets [Abstract]
Summary of capitalized patent costs
	March 31,	September 30,
	2015	2014
	(unaudited)

Patent costs	$1,154,980	$1,135,964
Amortization	(770,809)	(688,537)
	$384,171	$447,427

	September 30,
	2014	2013
Patent costs	$1,135,964	$939,535
Amortization	(688,537)	(471,698)
	$447,427	$467,837

Summary of amortization expense over the estimated remaining lives of the patents
Year Ending March 31,
2016	$164,997
2017	148,790
2018	24,124
2019	15,336
2020	12,962
Remainder	17.962
$384,171

Year Ending September 30,
2015	$162,281
2016	158,847
2017	80,861
2018	16,254
2019	10,401
Thereafter	18,783
$447,427